SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
NOTE 28.  SUBSEQUENT EVENTS

Separation and Distribution Agreement

Technip Energies and TechnipFMC entered into a Separation and Distribution Agreement on January 7, 2021. Pursuant to the Separation and Distribution Agreement, certain transactions have been carried out in the execution of the spin-off of Technip Energies resulting notably in cash transfers between Technip Energies and TechnipFMC as well as some contributions.

In connection with the Separation and Distribution Agreement, Technip Energies on 10 February 2021, Technip Energies entered into a €1.4 billion senior unsecured Bridge and Revolving Facilities Agreement (the “Facilities Agreement”) between Technip Energies N.V., Technip Eurocash SNC (together with Technip Energies N.V., the “Borrowers”) with Credit Agricole Corporate and Investment Bank, as Agent, and the lenders party thereto.  See Note 17.

Accordingly, neither the cash transfers to TechnipFMC agreed in 2021 nor the draw down under the Facilities Agreement have been reflected in the combined financial statements of Technip Energies as of December 31, 2020.

The estimated impacts of the transactions known as of today on the combined financial statements are presented below.

Additional transactions may still be recorded but with no significant impact expected on the items below.

(In € millions)
Total Invested equity as reported as of December 31, 2020	€1,826.0
Cash contribution	(534.0)
Receivables and other net asset contributions	(84.0)
Total Invested equity after impact of the Separation and Distribution Agreement	€1,208.0

(In € millions)
Cash and cash equivalent as reported as of December 31, 2020	€3,190.0
Cash contribution	(534.0)
Net cash proceeds from the Facilities Agreement	355.0
Other net cash impacts from intercompany settlements	28.0
Cash and cash equivalent after impact of the Separation and Distribution Agreement	3,039.0

Total debt after impact of the Separation and Distribution Agreement is EUR 748 million.

Bridge term facility and new revolving credit facility

The Facilities Agreement provides for the establishment of a Bridge Facility in an amount of up to EUR 650 million, to which the Company is the sole borrower and a new Revolving Facility in an amount of EUR 750 million, to which Technip Energies N.V. and Technip Eurocash SNC are the Borrowers. Subject to certain conditions, the Company may request the aggregate commitments under the Revolving Facility be increased by an additional €250 million.

The Bridge Facility has an initial tenor of 12 months with two six-months extension options and is not be amortized over time. On 16 February 2021, Technip Energies N.V. drew down €620 million from the Bridge Facility. The amount borrowed was applied to refinance existing indebtedness under Technip Energies group's commercial paper program, finance working capital purposes and finance the cash allocation between TechnipFMC and Technip Energies under the Separation and Distribution Agreement. The residual capacity of €30 million under the Bridge Facility expired on 2 March 2021.

The Revolving Facility has an initial three-year tenor as from the Initial Availability Date (which was 15 February 2021) and may be extended twice by one year each time. The Revolving Facility is available in euros only. The Borrowers do not intend to draw on the facility. The available capacity under the Revolving Facility is reduced by any outstanding commercial paper borrowings of Technip Eurocash SNC.

Borrowings under the Bridge Term Facility and the New Revolving Credit Facility will bear interest at the EURIBOR rate applicable to the relevant interest period (floored at zero), plus an applicable margin. With respect to the Bridge Term Facility loan, the initial applicable margin will be 0.50% p.a. and will increase over time. With respect to New Revolving Credit Facility loans, the applicable margin will be 0.60% p.a. based on a preliminary rating of BBB and will vary depending on the credit rating of Technip Energies. The applicable margin for New Revolving Credit Facility loans will also be adjusted depending on the successful completion by Technip Energies of the ESG key performance indicators.

The Facilities Agreement contains usual and customary representations and warranties, mandatory prepayments and events of default for investment-grade credit facilities of this type. The Facilities Agreement also contains covenants restricting our ability and our subsidiaries’ ability to incur additional securities and indebtedness, enter into asset sales, or make certain investments, but does not include financial covenants.

Segment information
As discussed in Note 3, it was determined that the Technip Energies Group had a single reporting segment in the periods presented here. In connection with the completion of the spin-off in 2021, management intends to change the structure of its internal organization and define two reportable segments designated as Product delivery and Technologies, Products and Services (“TPS”).

The corresponding definitions are disclosed hereafter:

•
Product Delivery segment refers to the contracts with Procurement and/or Construction (EP, EPC, EPCm…), the FEED EPC pull through i.e. with intent to be transformed later on into EPC and the Pre-EPC work as Early works or Open Book Estimates.

•
Technologies, Products & Services refers to the “Pure” Man-hours contracts (PMC, Genesis consulting & various services), Products (Loading System) and Process Technologies projects regardless of the contract type (including EP, EPC and EPCm).